Trade payables	12 Months Ended
Dec. 31, 2022
Trade Payables
Trade payables

15 Trade payables

	Note	2022	2021
Trade payables:
Domestic market
Third parties		1,748,853	1,492,223
Third parties (forfait)	(i)	682,396	487,806
Total Third parties		2,431,249	1,980,029

Related parties		196,440	208,287
Related parties (forfait)	(i)	81,527	40,148
Total Related parties	9	277,967	248,435

Foreign market	(ii)
Third parties		9,540,635	9,936,266
		12,249,851	12,164,730

Current liabilities		12,246,782	12,053,266
Non-current liabilities		3,069	111,464
Total		12,249,851	12,164,730

(i)	The Company has payment agreements with financial institutions that allow certain suppliers to opt for granting their receivables from the Company upon accepting of financial institutions by acquiring or not the related receivables, without the Company's interference. The grant operation does not imply any change in the instruments issued by suppliers, with the same conditions of the original amount and the payment term maintained.
(ii)	Includes R$5.8 billion (2021: R$4.7 billion) in raw material purchases due in up to 360 days for which the Company provides letters of credit issued by financial institutions that indicate the suppliers as beneficiaries.